VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance For Doubtful Accounts, Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	$ 636		$ 560		$ 578
Additions, charged to expense and cost accounts	276	[1]	127	[1]	41	[1]
Writeoffs	(48)		(60)		(45)
Other	(35)	[2]	9	[2]	(15)	[2]
Balance at the End of the Period	829		636		560
Allowance For Doubtful Accounts, Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	80		66		38
Additions, charged to expense and cost accounts	57	[1]	27	[1]	10	[1]
Writeoffs	(4)		0		0
Other	(7)	[2]	(12)	[2]	17	[2]
Balance at the End of the Period	126		80		66
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	623		652		625
Additions, charged to expense and cost accounts	211	[1]	201	[1]	294	[1]
Writeoffs	(232)		(214)		(240)
Other	(38)	[2]	(16)	[2]	(28)	[2]
Balance at the End of the Period	564		623		652
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	827		777		861
Additions, charged to revenue accounts	2,519	[1]	3,061	[1]	3,228	[1]
Writeoffs	(2,693)		(3,004)		(3,345)
Other	(37)	[2]	(7)	[2]	33	[2]
Balance at the End of the Period	$ 616		$ 827		$ 777

[1]

*Additions for Allowance for Doubtful Accounts and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts.

[2]	** Primarily comprises currency translation adjustments.